Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Liabilities
Schedule Of Flow Through Premium Liability
Balance, December 31, 2020	-
Add:
Excess of subscription price over fair value of flow through common shares	$402
Foreign currency translation adjustment	2
Less:
Income tax recovery	(206)
Balance, December 31, 2021	198
Add:
Excess of subscription price over fair value of flow through common shares	561
Foreign currency translation adjustment	(8)
Less:
Income tax recovery	(719)
Balance, December 31, 2022	32
Less:
Income tax recovery	(32)
Foreign currency translation adjustment	-
Balance, December 31, 2023	$-

Schedule Of Deferred Royalty Liability
Balance, December 31, 2021	$142
Add:
Accretion	24
Less:
Advance royalty payment	(35)

Balance, December 31, 2022	131
Add:
Accretion	22
Less:
Advance royalty payment	(35)
Sale of investment (1)	(118)
Balance, December 31, 2023	$-

Current portion	$-
Long term portion	-
Balance, December 31, 2023	$-

Continuity Of Lease Liability
Balance, December 31, 2021	$21
Add:
New offlice lease	272
Interest	7
Foreign currency translation	(1)
Less:
Payments	(42)

Balance, December 31, 2022	257
Add:
Interest	16
Foreign currency translation	4
Less:
Payments	(62)

Balance, December 31, 2023	$215

Current portion	$62
Long term portion	153
Balance, December 31, 2023	$215